Income Taxes (Details Narrative)	12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 MYR (RM)	Jul. 31, 2025 SGD ($)	Jul. 31, 2024 MYR (RM)	Jul. 31, 2024 SGD ($)	Jul. 31, 2023 USD ($)
Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Changes in valuation allowance			$ 4,500,000		$ 5,300,000
Unrecognized tax benefits			0
Additional Paid in Capital			398,974,000		398,470,000	$ 400,574,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			(980,000)		(1,084,000)
Deferred Tax Assets, Valuation Allowance			60,480,000		$ 65,027,000
TALENTEC SDN. BHD. [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Additional Paid in Capital	$ 782,865			$ 782,865			RM 2,500,000
Gross Profit	884,928	RM 50,000,000		686,835
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	35,685			26,049
Deferred Tax Assets, Valuation Allowance	$ 146,561			$ 189,010							$ 242,146
TALENTEC SDN. BHD. [Member] | In Excess Of RM600,000 [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%		24.00%
TALENTEC SDN. BHD. [Member] | The First RM600,000 [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%		17.00%
Gross Profit | RM		RM 600,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 150,000
TALENTEC SDN. BHD. [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Unabsorbed tax losses	$ 711,845			$ 641,054				$ 923,761		$ 857,217
TALENTEC SDN. BHD. [Member] | The Inland Revenue Board Of Malaysia [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Unabsorbed tax losses	$ 150,278			$ 470,769			RM 640,561		RM 2,160,122
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards			132,000,000.0
Operating loss carry forwards not subject to expiration			$ 63,800,000
Operating loss carryforwards, limitations on use percentage			0.80
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards			$ 5,100,000
California Franchise Tax Board [Member] | Titan Pharmaceuticals Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards			121,500,000
State and Local Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Tax credit carryforward, amount			$ 9,100,000